Note 17 - Commitments and Contingencies (Details Textual) $ in Thousands, shares in Millions	3 Months Ended
	Sep. 30, 2020 CAD ($) shares	Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Legal proceedings, number of plaintiffs opted into federal minimum wage and overtime claims	1,800
Legal proceedings, number of plaintiffs certified as overtime claims	8,000
Conversion of class A special shares for common stock (in shares) | shares	6
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 47,100	$ 63,400
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 69,109	$ 72,500